RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Schedule of Error Corrections and Prior Period Adjustments

The impact of these reclassifications are as follows:

	Restated	Previous	Restated	Previous
	June 30,	June 30	December 31,	December 31,
Balance Sheet as of:	2020	2020	2019	2019
Note Receivable	$1,500,000	$-	$1,500,000	$-
Less: Allowance for doubtful accounts	(1,500,000)	-	(1,500,000)	$-
Note Receivable, net	$-	$-	$-	$-
Change in total assets	$-	$-	$-	$-
Convertible Debenture	$250,000	227,500	$-	-
Derivative liability	148,628		-	-
Warrant liability		12,500	-	-
Additional paid in-capital - Warrant	281,565	-	-	-
Change in liabilities and stockholders’ deficit	$680,193	$240,000	$-	$-

Statements of Loss	Restated	Previous	Restated	Previous
Three Months Ended June 30,	2020	2020	2019	2019
Expense	$(2,699)	$(2,699)	$-	$-
Interest expense related to Debentures origination fee	(15,000)	-	-	-
Interest expense related to the Warrants issued in Private Placement	(281,565)	-	-	-
Loss on derivative liability	(148,628)	-	-	-
Other Income	6,291	6,291	-	-
Change in Net Income (Loss)	$(441,601)	$3,592	$-	$-

Statements of Loss	Restated	Previous	Restated	Previous
Six Months Ended June 30,	2020	2020	2019	2019
Expense	$(2,699)	$(2,699)	$-	$-
Interest expense related to Debentures origination fee	(15,000)		-	-
Interest expense related to the Warrant issues in Private Placement	(281,565)		-	-
Loss on derivative liability	(148,628)		-	-
Other Income	6,291	6,291	-	-
Change in Net Income (Loss)	$(441,601)	$3,592	$-	$-

The impact of the reclassifications are as follows:

	Restated	Previous	Restated	Previous
Balance Sheets as December 31,	2019	2019	2018	2018
Note Receivable	$1,500,000	$-	$-	$-
Less: Allowance for doubtful accounts	(1,500,000)	-	-	-
Note Receivable, net	$-	$-	$-	$-

	Restated	Previous	Restated	Previous
Statements of Loss as December 31,	2019	2019	2018	2018
Expense	$(1,514,160)	$14,160	$-	$-
Other Income	1,498,352	-	1,648	-
Change in Net Income	$(15,808)	$14,160	$1,648	$-